Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 501,000.00
Previously Paid Amount	0.00
Total Fee Amount	43.59
Total Offset Amount	0.00
Net Fee	43.59
Narrative - Max Aggregate Offering Price	$ 501,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true